Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6: - PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2025	2024

Cost:
Computers and electronic equipment	$5,205	$4,827
Office furniture and equipment	414	407
Leasehold improvements	353	334
	5,972	5,568
Accumulated depreciation:
Computers and electronic equipment	4,500	4,263
Office furniture and equipment	255	232
Leasehold improvements	229	194
	4,984	4,689
	$988	$879

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $354, $338 and $393, respectively.